UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2007	Legg Mason Partners Variable Equity Index Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Variable Equity Index Portfolio

   Semi-Annual Report • June 30, 2007

What’s
Inside

Portfolio Objective

Investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Portfolio will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of Shareholders or Policy holders.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	21

Statement of Operations	22

Statements of Changes in Net Assets	23

Financial Highlights	24

Notes to Financial Statements	26

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund shares.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)[i] expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006 — the 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters. . . . Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated. . . . In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”
Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks began the year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day
Legg Mason Partners Variable Equity Index Portfolio      I

performance in 10 years. After a modest increase in March 2007, U.S. stock prices rallied in April and May, thanks, in part, to surprisingly strong first quarter corporate profits. Stocks then gave up some ground in June due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in 2007. All told, the S&P 500 Index returned 6.96% during the six months ended June 30, 2007.
Looking at the U.S. stock market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, as the Russell Midcap[v], Russell 1000vi, and Russell 2000vii Indexes returned 9.90%, 7.18% and 6.45%, respectively, for the six months ended June 30, 2007. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning 8.22% and 6.01%, respectively.
Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

II     Legg Mason Partners Variable Equity Index Portfolio

Performance Review

For the six months ended June 30, 2007, Class I shares of Legg Mason Partners Variable Equity Index Portfolio[1] returned 6.80%. In comparison, the Portfolio’s unmanaged benchmark, the S&P 500 Index, returned 6.96% and its Lipper Variable S&P 500 Index Objective Funds Category Average[2] increased 6.75% for the same period.

Performance Snapshot as of June 30, 2007 (unaudited)

Six Months

Variable Equity Index Portfolio[1] — Class I	6.80%

S&P 500 Index	6.96%

Lipper Variable S&P 500 Index Objective Funds Category Average	6.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned 6.64% over the six months ended June 30, 2007.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2007, the gross total operating expenses for Class I shares and Class II shares were 0.33% and 0.59%, respectively.
Special Shareholder Notice

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•	Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 56 funds in the Portfolio’s Lipper category.
Legg Mason Partners Variable Equity Index Portfolio      III

the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•	New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.
•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.
IV     Legg Mason Partners Variable Equity Index Portfolio

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
July 27, 2007
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Keep in mind that stock prices are subject to market fluctuations. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Portfolio’s performance. The Portfolio normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the Index or to adjust for relative weightings. The Portfolio does not mirror the Index exactly because, unlike the S&P 500 Index, the Portfolio must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Portfolio’s expenses. Please see the Portfolio’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Legg Mason Partners Variable Equity Index Portfolio      V

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Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Class I	6.80%	$1,000.00	$1,068.00	0.34%	$1.74

Class II	6.64	1,000.00	1,066.40	0.59	3.02

(1)	For the six months ended June 30, 2007.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
2     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class I	5.00%	$1,000.00	$1,023.11	0.34%	$1.71

Class II	5.00	1,000.00	1,021.87	0.59	2.96

(1)	For the six months ended June 30, 2007.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      3

Schedule of Investments (June 30, 2007) (unaudited)
LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 99.5%
CONSUMER DISCRETIONARY — 10.2%
Auto Components — 0.2%
24,879	Goodyear Tire & Rubber Co.*	$864,794
24,037	Johnson Controls Inc.	2,782,764

	Total Auto Components	3,647,558

Automobiles — 0.4%
227,096	Ford Motor Co.	2,139,244
69,718	General Motors Corp.	2,635,340
31,268	Harley-Davidson Inc.	1,863,886

	Total Automobiles	6,638,470

Distributors — 0.1%
20,566	Genuine Parts Co.	1,020,074

Diversified Consumer Services — 0.1%
16,847	Apollo Group Inc., Class A Shares*	984,370
39,604	H&R Block Inc.	925,546

	Total Diversified Consumer Services	1,909,916

Hotels, Restaurants & Leisure — 1.5%
52,999	Carnival Corp.	2,584,761
17,042	Darden Restaurants Inc.	749,678
22,397	Harrah’s Entertainment Inc.	1,909,568
47,530	Hilton Hotels Corp.	1,590,829
40,219	International Game Technology	1,596,694
40,259	Marriott International Inc., Class A Shares	1,740,799
143,518	McDonald’s Corp.	7,284,974
89,550	Starbucks Corp.*	2,349,792
26,066	Starwood Hotels & Resorts Worldwide Inc.	1,748,247
10,486	Wendy’s International Inc.	385,361
22,071	Wyndham Worldwide Corp.*	800,294
63,378	Yum! Brands Inc.	2,073,728

	Total Hotels, Restaurants & Leisure	24,814,725

Household Durables — 0.6%
7,959	Black & Decker Corp.	702,859
14,386	Centex Corp.	576,879
33,042	D.R. Horton Inc.	658,527
18,560	Fortune Brands Inc.	1,528,787
7,814	Harman International Industries Inc.	912,675
9,350	KB HOME	368,110
21,465	Leggett & Platt Inc.	473,303
16,966	Lennar Corp., Class A Shares	620,277
33,757	Newell Rubbermaid Inc.	993,469
25,874	Pulte Homes Inc.	580,871
See Notes to Financial Statements.
4     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Household Durables — 0.6% (continued)
7,042	Snap-on Inc.	$355,691
10,123	Stanley Works	614,466
9,604	Whirlpool Corp.	1,067,965

	Total Household Durables	9,453,879

Internet & Catalog Retail — 0.2%
37,416	Amazon.com Inc.*	2,559,628
26,931	IAC/ InterActiveCorp.*	932,082

	Total Internet & Catalog Retail	3,491,710

Leisure Equipment & Products — 0.2%
10,887	Brunswick Corp.	355,243
34,939	Eastman Kodak Co.	972,352
19,270	Hasbro Inc.	605,271
47,430	Mattel Inc.	1,199,505

	Total Leisure Equipment & Products	3,132,371

Media — 3.3%
88,243	CBS Corp., Class B Shares	2,940,257
59,472	Clear Channel Communications Inc.	2,249,231
375,924	Comcast Corp., Class A Shares*	10,570,983
92,674	DIRECTV Group Inc.*	2,141,696
7,879	Dow Jones & Co. Inc.	452,649
10,144	E.W. Scripps Co., Class A Shares	463,479
28,114	Gannett Co. Inc.	1,544,864
56,538	Interpublic Group of Cos. Inc.*	644,533
41,790	McGraw-Hill Cos. Inc.	2,845,063
4,674	Meredith Corp.	287,918
17,261	New York Times Co., Class A Shares	438,429
279,765	News Corp., Class A Shares	5,933,816
39,652	Omnicom Group Inc.	2,098,384
454,104	Time Warner Inc.	9,554,348
10,225	Tribune Co.	300,615
83,395	Viacom Inc., Class B Shares*	3,471,734
239,376	Walt Disney Co.	8,172,297

	Total Media	54,110,296

Multiline Retail — 1.2%
13,300	Big Lots Inc.*	391,286
7,446	Dillard’s Inc., Class A Shares	267,535
37,704	Dollar General Corp.	826,472
18,314	Family Dollar Stores Inc.	628,536
27,052	J.C. Penney Co. Inc.	1,958,024
38,334	Kohl’s Corp.*	2,722,864
55,380	Macy’s Inc.	2,203,016
27,296	Nordstrom Inc.	1,395,372
See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Multiline Retail — 1.2% (continued)
9,872	Sears Holdings Corp.*	$1,673,304
102,622	Target Corp.	6,526,759

	Total Multiline Retail	18,593,168

Specialty Retail — 1.9%
10,698	Abercrombie & Fitch Co., Class A Shares	780,740
18,244	AutoNation Inc.*	409,395
5,798	AutoZone Inc.*	792,123
33,173	Bed Bath & Beyond Inc.*	1,193,896
48,973	Best Buy Co. Inc.	2,285,570
16,673	Circuit City Stores Inc.	251,429
63,513	Gap Inc.	1,213,098
240,097	Home Depot Inc.	9,447,817
40,967	Limited Brands Inc.	1,124,544
181,860	Lowe’s Cos. Inc.	5,581,283
33,697	Office Depot Inc.*	1,021,019
8,950	OfficeMax Inc.	351,735
16,433	RadioShack Corp.	544,590
13,633	Sherwin-Williams Co.	906,186
87,704	Staples Inc.	2,081,216
16,434	Tiffany & Co.	871,988
54,837	TJX Cos. Inc.	1,508,018

	Total Specialty Retail	30,364,647

Textiles, Apparel & Luxury Goods — 0.5%
44,743	Coach Inc.*	2,120,371
13,150	Jones Apparel Group Inc.	371,488
12,804	Liz Claiborne Inc.	477,589
45,480	NIKE Inc., Class B Shares	2,651,029
7,386	Polo Ralph Lauren Corp.	724,640
10,766	V.F. Corp.	985,950

	Total Textiles, Apparel & Luxury Goods	7,331,067

	TOTAL CONSUMER DISCRETIONARY	164,507,881

CONSUMER STAPLES — 9.2%
Beverages — 2.1%
91,626	Anheuser-Busch Cos. Inc.	4,779,212
9,512	Brown-Forman Corp., Class B Shares	695,137
244,031	Coca-Cola Co.	12,765,262
34,113	Coca-Cola Enterprises Inc.	818,712
23,337	Constellation Brands Inc., Class A Shares*	566,622
5,603	Molson Coors Brewing Co., Class B Shares	518,053
15,888	Pepsi Bottling Group Inc.	535,108
196,999	PepsiCo Inc.	12,775,385

	Total Beverages	33,453,491

See Notes to Financial Statements.
6     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Food & Staples Retailing — 2.3%
54,133	Costco Wholesale Corp.	$3,167,863
187,859	CVS Corp.	6,847,461
85,320	Kroger Co.	2,400,052
53,232	Safeway Inc.	1,811,485
25,122	SUPERVALU Inc.	1,163,651
75,451	Sysco Corp.	2,489,128
292,176	Wal-Mart Stores Inc.	14,056,587
121,640	Walgreen Co.	5,296,206
17,093	Whole Foods Market Inc.	654,662

	Total Food & Staples Retailing	37,887,095

Food Products — 1.5%
78,805	Archer-Daniels-Midland Co.	2,607,657
26,287	Campbell Soup Co.	1,020,199
60,040	ConAgra Foods Inc.	1,612,674
15,886	Dean Foods Co.	506,287
41,951	General Mills Inc.	2,450,777
39,494	H.J. Heinz Co.	1,874,780
20,654	Hershey Co.	1,045,506
30,205	Kellogg Co.	1,564,317
192,299	Kraft Foods Inc., Class A Shares	6,778,540
15,731	McCormick & Co. Inc., Non Voting Shares	600,610
88,776	Sara Lee Corp.	1,544,702
30,823	Tyson Foods Inc., Class A Shares	710,162
25,817	Wm. Wrigley Jr. Co.	1,427,938

	Total Food Products	23,744,149

Household Products — 2.0%
18,182	Clorox Co.	1,129,102
61,006	Colgate-Palmolive Co.	3,956,239
54,353	Kimberly-Clark Corp.	3,635,672
380,381	Procter & Gamble Co.	23,275,514

	Total Household Products	31,996,527

Personal Products — 0.1%
52,936	Avon Products Inc.	1,945,398
14,149	Estee Lauder Cos. Inc., Class A Shares	643,921

	Total Personal Products	2,589,319

Tobacco — 1.2%
253,673	Altria Group Inc.	17,792,624
20,564	Reynolds American Inc.	1,340,773
19,474	UST Inc.	1,045,949

	Total Tobacco	20,179,346

	TOTAL CONSUMER STAPLES	149,849,927
See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

ENERGY — 10.7%
Energy Equipment & Services — 2.1%
38,817	Baker Hughes Inc.	$3,265,674
35,396	BJ Services Co.	1,006,662
17,885	ENSCO International Inc.	1,091,164
109,907	Halliburton Co.	3,791,791
34,021	Nabors Industries Ltd.*	1,135,621
21,570	National-Oilwell Varco Inc.*	2,248,457
16,089	Noble Corp.	1,568,999
13,392	Rowan Cos. Inc.	548,804
142,268	Schlumberger Ltd.	12,084,244
24,179	Smith International Inc.	1,417,857
34,798	Transocean Inc.*	3,687,892
40,324	Weatherford International Ltd.*	2,227,498

	Total Energy Equipment & Services	34,074,663

Oil, Gas & Consumable Fuels — 8.6%
55,947	Anadarko Petroleum Corp.	2,908,685
40,245	Apache Corp.	3,283,590
49,218	Chesapeake Energy Corp.	1,702,943
260,016	Chevron Corp.	21,903,748
197,431	ConocoPhillips	15,498,333
21,846	CONSOL Energy Inc.	1,007,319
53,446	Devon Energy Corp.	4,184,287
84,562	El Paso Corp.	1,457,003
29,101	EOG Resources Inc.	2,126,119
680,483	Exxon Mobil Corp.(a)	57,078,914
32,782	Hess Corp.	1,932,827
83,528	Marathon Oil Corp.	5,008,339
22,884	Murphy Oil Corp.	1,360,225
100,456	Occidental Petroleum Corp.	5,814,393
32,008	Peabody Energy Corp.	1,548,547
75,520	Spectra Energy Corp.	1,960,499
14,718	Sunoco Inc.	1,172,730
66,313	Valero Energy Corp.	4,897,878
72,527	Williams Cos. Inc.	2,293,304
46,106	XTO Energy Inc.	2,770,971

	Total Oil, Gas & Consumable Fuels	139,910,654

	TOTAL ENERGY	173,985,317
See Notes to Financial Statements.
8     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 20.8%
Capital Markets — 3.7%
28,257	Ameriprise Financial Inc.	$1,796,297
92,448	Bank of New York Co. Inc.	3,831,045
14,472	Bear Stearns Cos. Inc.	2,026,080
123,986	Charles Schwab Corp.	2,544,193
51,408	E* TRADE Financial Corp.*	1,135,603
10,765	Federated Investors Inc., Class B Shares	412,622
20,080	Franklin Resources Inc.	2,659,998
49,069	Goldman Sachs Group Inc.	10,635,706
22,517	Janus Capital Group Inc.	626,873
15,876	Legg Mason Inc.	1,561,881
64,544	Lehman Brothers Holdings Inc.	4,809,819
50,990	Mellon Financial Corp.	2,243,560
105,079	Merrill Lynch & Co. Inc.	8,782,503
126,945	Morgan Stanley	10,648,146
22,795	Northern Trust Corp.	1,464,351
40,846	State Street Corp.	2,793,866
32,529	T. Rowe Price Group Inc.	1,687,930

	Total Capital Markets	59,660,473

Commercial Banks — 3.8%
65,632	BB&T Corp.	2,669,910
18,969	Comerica Inc.	1,128,086
23,127	Commerce Bancorp Inc.	855,468
15,964	Compass Bancshares Inc.	1,101,197
66,613	Fifth Third Bancorp	2,649,199
15,231	First Horizon National Corp.	594,009
44,120	Huntington Bancshares Inc.	1,003,289
47,488	KeyCorp	1,630,263
9,153	M&T Bank Corp.	978,456
31,334	Marshall & Ilsley Corp.	1,492,438
69,693	National City Corp.	2,322,171
41,623	PNC Financial Services Group Inc.	2,979,374
85,246	Regions Financial Corp.	2,821,642
43,247	SunTrust Banks Inc.	3,707,998
39,679	Synovus Financial Corp.	1,218,145
209,851	U.S. Bancorp	6,914,590
232,171	Wachovia Corp.	11,898,764
405,494	Wells Fargo & Co.	14,261,224
13,212	Zions Bancorporation	1,016,135

	Total Commercial Banks	61,242,358

Consumer Finance — 1.0%
143,397	American Express Co.	8,773,028
50,134	Capital One Financial Corp.	3,932,511
49,289	SLM Corp.	2,838,061

	Total Consumer Finance	15,543,600

See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      9

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Diversified Financial Services — 5.2%
536,070	Bank of America Corp.	$26,208,462
4,304	Chicago Mercantile Exchange Holdings Inc., Class A Shares	2,299,886
23,131	CIT Group Inc.	1,268,273
597,224	Citigroup Inc.	30,631,619
412,658	JPMorgan Chase & Co.	19,993,280
27,946	Moody’s Corp.	1,738,241
32,459	Principal Financial Group Inc.	1,892,035

	Total Diversified Financial Services	84,031,796

Insurance — 4.6%
39,091	ACE Ltd.	2,443,969
58,888	AFLAC Inc.	3,026,843
72,830	Allstate Corp.	4,479,773
12,256	Ambac Financial Group Inc.	1,068,601
313,377	American International Group Inc.	21,945,791
35,354	Aon Corp.	1,506,434
11,995	Assurant Inc.	706,745
48,231	Chubb Corp.	2,611,226
20,666	Cincinnati Financial Corp.	896,904
50,909	Genworth Financial Inc., Class A Shares	1,751,270
38,266	Hartford Financial Services Group Inc.	3,769,584
32,711	Lincoln National Corp.	2,320,846
53,681	Loews Corp.	2,736,657
67,746	Marsh & McLennan Cos. Inc.	2,091,997
15,743	MBIA Inc.	979,530
89,548	MetLife Inc.	5,774,055
86,553	Progressive Corp.	2,071,213
56,668	Prudential Financial Inc.	5,509,830
12,815	SAFECO Corp.	797,862
11,494	Torchmark Corp.	770,098
79,606	Travelers Cos. Inc.	4,258,921
41,397	UnumProvident Corp.	1,080,876
22,501	XL Capital Ltd., Class A Shares	1,896,609

	Total Insurance	74,495,634

Real Estate Investment Trusts (REITs) — 1.2%
11,705	Apartment Investment and Management Co., Class A Shares	590,166
26,819	Archstone-Smith Trust	1,585,271
9,689	Avalonbay Communities Inc.	1,151,828
14,395	Boston Properties Inc.	1,470,161
23,393	CB Richard Ellis Group Inc., Class A Shares*	853,845
15,006	Developers Diversified Realty Corp.	790,966
35,171	Equity Residential	1,604,853
29,598	General Growth Properties Inc.	1,567,214
63,592	Host Hotels & Resorts Inc.	1,470,247
27,697	Kimco Realty Corp.	1,054,425
21,673	Plum Creek Timber Co. Inc.	902,897
31,158	ProLogis	1,772,890
See Notes to Financial Statements.
10     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 1.2% (continued)
14,986	Public Storage Inc.	$1,151,225
27,173	Simon Property Group Inc.	2,528,176
15,959	Vornado Realty Trust	1,752,937

	Total Real Estate Investment Trusts (REITs)	20,247,101

Thrifts & Mortgage Finance — 1.3%
71,868	Countrywide Financial Corp.	2,612,402
117,109	Fannie Mae	7,650,731
80,230	Freddie Mac	4,869,961
58,069	Hudson City Bancorp Inc.	709,603
10,053	MGIC Investment Corp.	571,614
43,604	Sovereign Bancorp Inc.	921,788
108,241	Washington Mutual Inc.	4,615,396

	Total Thrifts & Mortgage Finance	21,951,495

	TOTAL FINANCIALS	337,172,457

HEALTH CARE — 11.6%
Biotechnology — 1.2%
140,911	Amgen Inc.*	7,790,969
22,013	Applera Corp. — Applied Biosystems Group	672,277
34,541	Biogen Idec Inc.*	1,847,944
46,453	Celgene Corp.*	2,663,150
31,357	Genzyme Corp.*	2,019,391
113,344	Gilead Sciences Inc.*	4,394,347

	Total Biotechnology	19,388,078

Health Care Equipment & Supplies — 1.9%
6,506	Bausch & Lomb Inc.	451,777
78,587	Baxter International Inc.	4,427,592
29,515	Becton, Dickinson & Co.	2,198,867
29,415	Biomet Inc.	1,344,854
141,815	Boston Scientific Corp.*	2,175,442
12,460	C.R. Bard Inc.	1,029,570
18,735	Hospira Inc.*	731,414
138,461	Medtronic Inc.	7,180,587
6,509	Millipore Corp.*	488,761
41,639	St. Jude Medical Inc.*	1,727,602
36,241	Stryker Corp.	2,286,445
51,071	Thermo Fisher Scientific Inc.*	2,641,392
15,542	Varian Medical Systems Inc.*	660,690
12,140	Waters Corp.*	720,630
28,386	Zimmer Holdings Inc.*	2,409,688

	Total Health Care Equipment & Supplies	30,475,311

See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      11

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Health Care Providers & Services — 2.3%
62,206	Aetna Inc.	$3,072,976
22,622	AmerisourceBergen Corp.	1,119,110
46,505	Cardinal Health Inc.	3,285,113
35,067	CIGNA Corp.	1,831,199
18,879	Coventry Health Care Inc.*	1,088,374
32,962	Express Scripts Inc.*	1,648,430
20,393	Humana Inc.*	1,242,138
23,751	IMS Health Inc.	763,120
14,176	Laboratory Corp. of America Holdings*	1,109,414
8,813	Manor Care Inc.	575,401
35,547	McKesson Corp.	2,120,023
33,950	Medco Health Solutions Inc.*	2,647,761
16,715	Patterson Cos. Inc.*	622,968
18,874	Quest Diagnostics Inc.	974,842
57,542	Tenet Healthcare Corp.*	374,598
161,174	UnitedHealth Group Inc.	8,242,438
73,688	WellPoint Inc.*	5,882,513

	Total Health Care Providers & Services	36,600,418

Life Sciences Tools & Services — 0.0%
14,509	PerkinElmer Inc.	378,104

Pharmaceuticals — 6.2%
187,296	Abbott Laboratories	10,029,701
37,006	Allergan Inc.	2,133,026
13,148	Barr Pharmaceuticals Inc.*	660,424
240,291	Bristol-Myers Squibb Co.	7,583,584
119,601	Eli Lilly & Co.	6,683,304
37,896	Forest Laboratories Inc.*	1,729,952
350,696	Johnson & Johnson	21,609,888
29,284	King Pharmaceuticals Inc.*	599,151
261,800	Merck & Co. Inc.	13,037,640
29,997	Mylan Laboratories Inc.	545,645
846,235	Pfizer Inc.	21,638,229
179,912	Schering-Plough Corp.	5,476,521
12,353	Watson Pharmaceuticals Inc.*	401,843
162,976	Wyeth	9,345,044

	Total Pharmaceuticals	101,473,952

	TOTAL HEALTH CARE	188,315,863
See Notes to Financial Statements.
12     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 11.4%
Aerospace & Defense — 2.6%
94,328	Boeing Co.	$9,070,580
49,117	General Dynamics Corp.	3,841,932
15,203	Goodrich Corp.	905,491
94,039	Honeywell International Inc.	5,292,515
15,118	L-3 Communications Holdings Inc.	1,472,342
42,671	Lockheed Martin Corp.	4,016,621
41,547	Northrop Grumman Corp.	3,235,265
16,489	Precision Castparts Corp.	2,001,105
53,553	Raytheon Co.	2,885,971
20,290	Rockwell Collins Inc.	1,433,286
120,365	United Technologies Corp.	8,537,489

	Total Aerospace & Defense	42,692,597

Air Freight & Logistics — 0.9%
20,794	C.H. Robinson Worldwide Inc.	1,092,101
37,158	FedEx Corp.	4,123,423
7,515	Ryder System Inc.	404,307
127,333	United Parcel Service Inc., Class B Shares	9,295,309

	Total Air Freight & Logistics	14,915,140

Airlines — 0.1%
93,771	Southwest Airlines Co.	1,398,126

Building Products — 0.2%
21,524	American Standard Cos. Inc.	1,269,485
46,059	Masco Corp.	1,311,300

	Total Building Products	2,580,785

Commercial Services & Supplies — 0.5%
30,839	Allied Waste Industries Inc.*	415,093
11,043	Avery Dennison Corp.	734,139
16,324	Cintas Corp.	643,655
17,426	Equifax Inc.	774,063
15,678	Monster Worldwide Inc.*	644,366
26,455	Pitney Bowes Inc.	1,238,623
26,402	R.R. Donnelley & Sons Co.	1,148,751
20,099	Robert Half International Inc.	733,613
62,661	Waste Management Inc.	2,446,912

	Total Commercial Services & Supplies	8,779,215

Construction & Engineering — 0.1%
10,711	Fluor Corp.	1,192,884

See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      13

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Electrical Equipment — 0.4%
22,488	Cooper Industries Ltd., Class A Shares	$1,283,840
96,233	Emerson Electric Co.	4,503,704
19,309	Rockwell Automation Inc.	1,340,817

	Total Electrical Equipment	7,128,361

Industrial Conglomerates — 4.0%
87,132	3M Co.	7,562,186
1,241,791	General Electric Co.	47,535,760
15,203	Textron Inc.	1,674,002
238,636	Tyco International Ltd.	8,063,511

	Total Industrial Conglomerates	64,835,459

Machinery — 1.7%
77,385	Caterpillar Inc.	6,059,245
12,616	Cummins Inc.	1,276,865
28,859	Danaher Corp.	2,178,854
27,394	Deere & Co.	3,307,552
24,691	Dover Corp.	1,262,945
17,692	Eaton Corp.	1,645,356
49,284	Illinois Tool Works Inc.	2,670,700
36,183	Ingersoll-Rand Co., Ltd., Class A Shares	1,983,552
22,110	ITT Industries Inc.	1,509,671
30,114	PACCAR Inc.	2,621,123
14,822	Pall Corp.	681,664
13,931	Parker Hannifin Corp.	1,363,984
12,633	Terex Corp.*	1,027,063

	Total Machinery	27,588,574

Road & Rail — 0.8%
42,947	Burlington Northern Santa Fe Corp.	3,656,508
53,242	CSX Corp.	2,400,149
48,223	Norfolk Southern Corp.	2,535,083
33,190	Union Pacific Corp.	3,821,829

	Total Road & Rail	12,413,569

Trading Companies & Distributors — 0.1%
8,601	W. W. Grainger Inc.	800,323

	TOTAL INDUSTRIALS	184,325,033
See Notes to Financial Statements.
14     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

INFORMATION TECHNOLOGY — 15.3%
Communications Equipment — 2.7%
53,882	Avaya Inc.*	$907,373
10,267	Ciena Corp.*	370,947
734,118	Cisco Systems Inc.*	20,445,186
192,475	Corning Inc.*	4,917,736
25,756	JDS Uniphase Corp.*	345,903
68,215	Juniper Networks Inc.*	1,716,971
278,610	Motorola Inc.	4,931,397
200,738	QUALCOMM Inc.	8,710,022
53,055	Tellabs Inc.*	570,872

	Total Communications Equipment	42,916,407

Computers & Peripherals — 3.9%
104,960	Apple Inc.*	12,809,318
274,507	Dell Inc.*	7,837,175
256,220	EMC Corp.*	4,637,582
315,441	Hewlett-Packard Co.	14,074,977
164,358	International Business Machines Corp.	17,298,680
11,465	Lexmark International Inc., Class A Shares*	565,339
21,593	NCR Corp.*	1,134,496
45,339	Network Appliance Inc.*	1,323,899
18,963	QLogic Corp.*	315,734
27,679	SanDisk Corp.*	1,354,610
427,876	Sun Microsystems Inc.*	2,250,628

	Total Computers & Peripherals	63,602,438

Electronic Equipment & Instruments — 0.2%
47,625	Agilent Technologies Inc.*	1,830,705
21,563	Jabil Circuit Inc.	475,896
17,103	Molex Inc.	513,261
107,775	Solectron Corp.*	396,612
9,864	Tektronix Inc.	332,811

	Total Electronic Equipment & Instruments	3,549,285

Internet Software & Services — 1.4%
138,023	eBay Inc.*	4,441,580
26,233	Google Inc., Class A Shares*	13,729,828
29,669	VeriSign Inc.*	941,397
146,064	Yahoo! Inc.*	3,962,716

	Total Internet Software & Services	23,075,521

See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      15

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

IT Services — 1.1%
11,881	Affiliated Computer Services Inc., Class A Shares*	$673,890
67,184	Automatic Data Processing Inc.	3,256,409
17,374	Cognizant Technology Solutions Corp., Class A Shares*	1,304,614
20,963	Computer Sciences Corp.*	1,239,961
16,256	Convergys Corp.*	394,045
61,094	Electronic Data Systems Corp.	1,694,137
19,660	Fidelity National Information Services Inc.	1,067,145
90,468	First Data Corp.	2,955,590
20,548	Fiserv Inc.*	1,167,126
40,798	Paychex Inc.	1,596,018
41,828	Unisys Corp.*	382,308
92,800	Western Union Co.	1,933,024

	Total IT Services	17,664,267

Office Electronics — 0.1%
112,336	Xerox Corp.*	2,075,969

Semiconductors & Semiconductor Equipment — 2.7%
65,728	Advanced Micro Devices Inc.*	939,910
42,891	Altera Corp.	949,178
39,651	Analog Devices Inc.	1,492,464
169,110	Applied Materials Inc.	3,360,216
57,150	Broadcom Corp., Class A Shares*	1,671,638
701,834	Intel Corp.	16,675,576
23,373	KLA-Tencor Corp.	1,284,346
30,996	Linear Technology Corp.	1,121,435
92,773	LSI Logic Corp.*	696,725
39,375	Maxim Integrated Products Inc.	1,315,519
27,161	MEMC Electronic Materials Inc.*	1,660,080
92,795	Micron Technology Inc.*	1,162,721
33,206	National Semiconductor Corp.	938,734
15,300	Novellus Systems Inc.*	434,061
45,241	NVIDIA Corp.*	1,868,906
23,122	Teradyne Inc.*	406,485
173,089	Texas Instruments Inc.	6,513,339
35,895	Xilinx Inc.	960,909

	Total Semiconductors & Semiconductor Equipment	43,452,242

Software — 3.2%
71,028	Adobe Systems Inc.*	2,851,774
27,580	Autodesk Inc.*	1,298,466
24,643	BMC Software Inc.*	746,683
49,621	CA Inc.	1,281,710
21,636	Citrix Systems Inc.*	728,484
36,031	Compuware Corp.*	427,328
37,680	Electronic Arts Inc.*	1,783,018
40,863	Intuit Inc.*	1,229,159
See Notes to Financial Statements.
16     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Software — 3.2% (continued)
1,016,965	Microsoft Corp.	$29,969,959
41,357	Novell Inc.*	322,171
480,682	Oracle Corp.*	9,474,242
109,203	Symantec Corp.*	2,205,901

	Total Software	52,318,895

	TOTAL INFORMATION TECHNOLOGY	248,655,024

MATERIALS — 3.1%
Chemicals — 1.6%
26,205	Air Products & Chemicals Inc.	2,106,096
6,787	Ashland Inc.	434,029
115,027	Dow Chemical Co.	5,086,494
111,576	E.I. du Pont de Nemours & Co.	5,672,524
10,173	Eastman Chemical Co.	654,429
21,275	Ecolab Inc.	908,442
14,637	Hercules Inc.*	287,617
9,361	International Flavors & Fragrances Inc.	488,083
65,653	Monsanto Co.	4,434,204
19,966	PPG Industries Inc.	1,519,612
38,873	Praxair Inc.	2,798,467
17,259	Rohm & Haas Co.	943,722
16,036	Sigma-Aldrich Corp.	684,256

	Total Chemicals	26,017,975

Construction Materials — 0.1%
11,610	Vulcan Materials Co.	1,329,809

Containers & Packaging — 0.2%
12,305	Ball Corp.	654,257
12,772	Bemis Co. Inc.	423,775
15,796	Pactiv Corp.*	503,734
19,616	Sealed Air Corp.	608,488
12,903	Temple-Inland Inc.	793,922

	Total Containers & Packaging	2,984,176

Metals & Mining — 0.9%
104,971	Alcoa Inc.	4,254,475
12,408	Allegheny Technologies Inc.	1,301,351
45,487	Freeport-McMoRan Copper & Gold Inc., Class B Shares	3,767,233
54,564	Newmont Mining Corp.	2,131,270
36,050	Nucor Corp.	2,114,333
14,315	United States Steel Corp.	1,556,756

	Total Metals & Mining	15,125,418

See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      17

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Paper & Forest Products — 0.3%
52,922	International Paper Co.	$2,066,604
22,484	MeadWestvaco Corp.	794,135
26,100	Weyerhaeuser Co.	2,060,073

	Total Paper & Forest Products	4,920,812

	TOTAL MATERIALS	50,378,190

TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 3.1%
744,781	AT&T Inc.	30,908,412
13,072	CenturyTel Inc.	641,182
41,145	Citizens Communications Co.	628,284
18,119	Embarq Corp.	1,148,201
187,714	Qwest Communications International Inc.*	1,820,826
350,719	Verizon Communications Inc.	14,439,101
57,173	Windstream Corp.	843,873

	Total Diversified Telecommunication Services	50,429,879

Wireless Telecommunication Services — 0.6%
41,502	ALLTEL Corp.	2,803,460
351,361	Sprint Nextel Corp.	7,276,686

	Total Wireless Telecommunication Services	10,080,146

	TOTAL TELECOMMUNICATION SERVICES	60,510,025

UTILITIES — 3.5%
Electric Utilities — 1.8%
20,190	Allegheny Energy Inc.*	1,044,631
48,730	American Electric Power Co. Inc.	2,194,799
152,802	Duke Energy Corp.	2,796,277
40,163	Edison International	2,253,947
23,982	Entergy Corp.	2,574,468
81,254	Exelon Corp.	5,899,040
37,683	FirstEnergy Corp.	2,439,221
49,265	FPL Group Inc.	2,795,296
9,187	Integrys Energy Group Inc.	466,056
12,134	Pinnacle West Capital Corp.	483,540
47,844	PPL Corp.	2,238,621
30,854	Progress Energy Inc.	1,406,634
91,152	Southern Co.	3,125,602

	Total Electric Utilities	29,718,132

Gas Utilities — 0.1%
5,507	Nicor Inc.	236,361
20,804	Questar Corp.	1,099,491

	Total Gas Utilities	1,335,852

See Notes to Financial Statements.
18     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Independent Power Producers & Energy Traders — 0.5%
82,118	AES Corp.*	$1,796,742
21,772	Constellation Energy Group Inc.	1,897,865
49,081	Dynegy Inc., Class A Shares*	463,325
55,214	TXU Corp.	3,715,902

	Total Independent Power Producers & Energy Traders	7,873,834

Multi-Utilities — 1.1%
25,095	Ameren Corp.	1,229,906
38,737	CenterPoint Energy Inc.	674,024
27,151	CMS Energy Corp.	466,997
32,724	Consolidated Edison Inc.	1,476,507
42,622	Dominion Resources Inc.	3,678,705
21,299	DTE Energy Co.	1,027,038
21,034	KeySpan Corp.	883,007
33,217	NiSource Inc.	687,924
42,432	PG&E Corp.	1,922,169
30,576	Public Service Enterprise Group Inc.	2,683,961
31,953	Sempra Energy	1,892,576
25,148	TECO Energy Inc.	432,043
49,436	Xcel Energy Inc.	1,011,955

	Total Multi-Utilities	18,066,812

	TOTAL UTILITIES	56,994,630

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,252,714,278)	1,614,694,347

See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      19

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 0.6%
U.S. Treasury Bill — 0.1%
$1,300,000	U.S. Treasury Bills, 4.617% due 9/20/07 (b)(c) (Cost — $1,286,662)	$1,286,471

Repurchase Agreement — 0.5%
8,604,000	Interest in $500,144,000 joint tri-party repurchase agreement dated 6/29/07 with Greenwich Capital Markets Inc., 5.340% due 7/2/07; Proceeds at maturity — $8,607,829; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.500% due 3/1/17 to 7/1/47; Market value — $8,776,123) (Cost — $8,604,000) (a)	8,604,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $9,890,662)	9,890,471

	TOTAL INVESTMENTS — 100.1% (Cost — $1,262,604,940#)	1,624,584,818
	Liabilities in Excess of Other Assets — (0.1)%	(2,328,035)

	TOTAL NET ASSETS — 100.0%	$1,622,256,783

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rate shown represents yield-to-maturity.

(c)	All or portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Financial Statements.
20     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $1,262,604,940)	$1,624,584,818
Cash	963
Dividends and interest receivable	1,745,932
Receivable for securities sold	1,007,219
Receivable for Fund shares sold	73,357
Prepaid expenses	5,777

Total Assets	1,627,418,066

LIABILITIES:
Payable for Fund shares repurchased	2,591,724
Payable for securities purchased	1,920,724
Investment management fee payable	421,140
Distribution fees payable	47,420
Trustees’ fees payable	39,559
Payable to broker — variation margin on open futures contracts	14,568
Deferred compensation payable	5,058
Accrued expenses	121,090

Total Liabilities	5,161,283

Total Net Assets	$1,622,256,783

NET ASSETS:
Par value (Note 6)	$447
Paid-in capital in excess of par value	1,240,845,440
Undistributed net investment income	12,788,795
Accumulated net realized gain on investments and futures contracts	6,710,623
Net unrealized appreciation on investments and futures contracts	361,911,478

Total Net Assets	$1,622,256,783

Shares Outstanding:
Class I	38,409,560

Class II	6,262,596

Net Asset Value:
Class I	$36.32

Class II	$36.30

See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      21

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$15,456,324
Interest	462,109

Total Investment Income	15,918,433

EXPENSES:
Investment management fee (Note 2)	2,550,763
Distribution fees (Note 4)	285,864
Shareholder reports (Note 4)	70,184
Trustees’ fees	22,204
Insurance	19,639
Audit and tax	14,323
Legal fees	11,292
Custody fees	7,762
Transfer agent fees (Note 4)	530
Miscellaneous expenses	88,784

Total Expenses	3,071,345

Net Investment Income	12,847,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	23,341,856
Futures contracts	92,742

Net Realized Gain	23,434,598

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	72,509,865
Futures contracts	(59,491)

Change in Net Unrealized Appreciation/ Depreciation	72,450,374

Net Gain on Investments and Futures Contracts	95,884,972

Increase in Net Assets From Operations	$108,732,060

See Notes to Financial Statements.
22     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited)
and the year ended December 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$12,847,088	$25,581,636
Net realized gain	23,434,598	22,552,777
Change in net unrealized appreciation/depreciation	72,450,374	187,997,905

Increase in Net Assets From Operations	108,732,060	236,132,318

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(500,000)	(25,342,744)
Net realized gains	(3,940,558)	(20,303,148)

Decrease in Net Assets From Distributions to Shareholders	(4,440,558)	(45,645,892)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	29,215,362	81,099,745
Reinvestment of distributions	4,440,558	45,645,892
Cost of shares repurchased	(195,932,909)	(315,307,338)

Decrease in Net Assets From Fund Share Transactions	(162,276,989)	(188,561,701)

Increase (Decrease) in Net Assets	(57,985,487)	1,924,725
NET ASSETS:
Beginning of period	1,680,242,270	1,678,317,545

End of period*	$1,622,256,783	$1,680,242,270

* Includes undistributed net investment income of:	$12,788,795	$441,707

See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      23

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares(1)	2007(2)		2006		2005	2004	2003	2002

Net Asset Value, Beginning of Period	$34.10		$30.38		$29.50	$27.11	$21.41	$28.21

Income (Loss) From Operations:
Net investment income	0.28		0.51		0.45	0.47	0.34	0.32
Net realized and unrealized gain (loss)	2.04		4.17		0.89	2.38	5.68	(6.57)

Total Income (Loss) From Operations	2.32		4.68		1.34	2.85	6.02	(6.25)

Less Distributions From:
Net investment income	(0.01)		(0.54)		(0.46)	(0.46)	(0.32)	(0.55)
Net realized gains	(0.09)		(0.42)		—	—	—	—

Total Distributions	(0.10)		(0.96)		(0.46)	(0.46)	(0.32)	(0.55)

Net Asset Value, End of Period	$36.32		$34.10		$30.38	$29.50	$27.11	$21.41

Total Return(3)	6.80%		15.40%		4.52%	10.52%	28.11%	(22.17)%

Net Assets, End of Period (millions)	$1,395		$1,448		$1,444	$1,425	$1,218	$831

Ratios to Average Net Assets:
Gross expenses	0.34	%(4)	0.35	%(5)	0.34%	0.34%	0.34%	0.31%
Net expenses	0.34	(4)	0.34	(5)(6)	0.34	0.34 (6)	0.34	0.31
Net investment income	1.60	(4)	1.57		1.51	1.69	1.44	1.32

Portfolio Turnover Rate	3%		7%		7%	1%	0%	2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.33% and 0.33%, respectively (Note 10).

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
24     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares(1)	2007(2)		2006		2005	2004	2003	2002

Net Asset Value, Beginning of Period	$34.13		$30.40		$29.52	$27.13	$21.43	$28.17

Income (Loss) From Operations:
Net investment income	0.24		0.42		0.37	0.42	0.28	0.24
Net realized and unrealized gain (loss)	2.03		4.18		0.89	2.36	5.66	(6.54)

Total Income (Loss) From Operations	2.27		4.60		1.26	2.78	5.94	(6.30)

Less Distributions From:
Net investment income	(0.01)		(0.45)		(0.38)	(0.39)	(0.24)	(0.44)
Net realized gains	(0.09)		(0.42)		—	—	—	—

Total Distributions	(0.10)		(0.87)		(0.38)	(0.39)	(0.24)	(0.44)

Net Asset Value, End of Period	$36.30		$34.13		$30.40	$29.52	$27.13	$21.43

Total Return(3)	6.64%		15.12%		4.25%	10.24%	27.74%	(22.37)%

Net Assets, End of Period (millions)	$227		$232		$234	$227	$132	$86

Ratios to Average Net Assets:
Gross expenses	0.59	%(4)	0.60	%(5)	0.60%	0.59%	0.60%	0.56%
Net expenses	0.59	(4)	0.60	(5)(6)	0.60	0.59 (6)	0.60	0.56
Net investment income	1.34	(4)	1.32		1.26	1.50	1.18	0.97

Portfolio Turnover Rate	3%		7%		7%	1%	0%	2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.59% and 0.59%, respectively (Note 10).

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      25

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Variable Equity Index Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios II, a Massachusetts business trust, registered under the 1940 Act.
   Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund
26     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
   The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (e) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.
   (f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
   (h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.
   (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      27

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).
   Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.31% of the Fund’s average daily net assets.
   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly owned broker-dealer subsidiary of Legg Mason.
   The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred.
   As of June 30, 2007, the Fund had accrued $5,058 as deferred compensation payable.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$41,110,471

Sales	178,017,306

   At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$426,453,512
Gross unrealized depreciation	(64,473,634)

Net unrealized appreciation	$361,979,878

28     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   At June 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
Contracts to Buy:	Contracts	Date	Value	Value	Loss

S&P 500 Index	27	9/07	$10,297,350	$10,228,950	$(68,400)

4.	Class Specific Expenses
The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Equity Index Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets attributable to Class II shares. Distribution fees are accrued daily and paid monthly.
   For the six months ended June 30, 2007, class specific expenses were as follows:

	Distribution	Transfer	Shareholder Reports
	Fees	Agent Fees	Expenses

Class I	—	$248	$59,124
Class II	$285,864	282	11,060

Total	$285,864	$530	$70,184

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

Net Investment Income
Class I	$440,084	$22,340,094
Class II	59,916	3,002,650

Total	$500,000	$25,342,744

Net Realized Gains
Class I	$3,389,369	$17,476,492
Class II	551,189	2,826,656

Total	$3,940,558	$20,303,148

Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      29

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest
At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Trust has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 30, 2007, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.
   Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006

	Shares	Amount	Shares	Amount

Class I
Shares sold	751,627	$26,393,539	2,330,517	$74,547,870
Shares issued on reinvestment	105,524	3,829,453	1,160,870	39,816,585
Shares repurchased	(4,897,197)	(173,078,526)	(8,590,939)	(275,013,337)

Net Decrease	(4,040,046)	$(142,855,534)	(5,099,552)	$(160,648,882)

Class II
Shares sold	80,150	$2,821,823	205,374	$6,551,875
Shares issued on reinvestment	16,844	611,105	169,804	5,829,307
Shares repurchased	(648,366)	(22,854,383)	(1,251,871)	(40,294,001)

Net Decrease	(551,372)	$(19,421,455)	(876,693)	$(27,912,819)

7.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the
30     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      31

Notes to Financial Statements (unaudited) (continued)
fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
* * *
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended
32     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

10.	Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

11.	Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is
Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report      33

Notes to Financial Statements (unaudited) (continued)
“more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
* * *
On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

12.	Subsequent Event
On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.
34     Legg Mason Partners Variable Equity Index Portfolio 2007 Semi-Annual Report

Legg Mason Partners Variable Equity Index Portfolio

TRUSTEES
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISER
Batterymarch Financial Management, Inc.

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of shareholders of the Legg Mason Partners Variable Equity Index Portfolio and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

© 2007 Legg Mason
Investors Services, LLC
Member FINRA, SIPC

FDXX010086 8/07 SR07-381

Legg Mason Partners
Variable Equity Index
Portfolio

The Fund is a separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
Not Applicable
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable
ITEM 4. Principal Accountant Fees and Services
Not Applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2007

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2007